RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 - RELATED PARTY TRANSACTIONS

Accounts and Notes Payable related party

For the nine months ended September 30, 2024 and 2023, the Company had $0 and $27,000, respectively, in consulting expense to “I Know a Dude, Inc.” owned by Laya Clark. Mr. Clark is a former member of our Board of Directors. As of September 30, 2024, the Company had an outstanding balance due of $122,922, which is included in accounts payable related party.

For the nine months ended September 30, 2024 and 2023, the Company had $24,022 and $0, respectively, for un-reimbursed business expenses.  As of September 30, 2024 and December 31, 2023 the Company also had an outstanding balance due to Joey Firestone of $15,000 and $40,000, respectively, for consulting services, and $559,687 and $310,937 for salary, respectively, which is included in accounts payable related party.

For the nine months ended September 30, 2024 and 2023, the Company had $0 in accounting expense respectively to “The Mosely Group.” owned by Reesa McKenzie. Ms. McKenzie is the sister of John McKenzie. On April 26, 2024, the Company converted the $4,500 balance to 18,000 shares of common stock. As of September 30, 2024 and December 31, 2023, the Company had an outstanding balance due of $0 and $4,500, respectively, which is included in accounts payable related party.

One February 1, 2021 the Company renewed the employment agreement with Joey Firestone with milestone performance bonuses in shares of restricted 144 stock.

On January 1, 2021, the Company entered into a royalty free trademark licensing agreement between Elite Beverage International Corp. and its subsidiary BYLT Performance LLC in consideration for 5,000,000 (valued at par $0.0001 per share) shares to be issued in the amount of $500 which were issued April 29, 2021.

On May 6, 2022, the Company entered into a lease agreement with its CEO, Joey Firestone, for three cargo vans to be used for delivery and distribution of its products. Mr. Firestone is the guarantor of these vehicles, which he acquired for the sole purpose of the operations of Elite Beverage International. Total initial payments for all three vehicles were $19,000. Each vehicle has a purchase option upon the completion of the lease agreement. See Note 4 for additional details.

For the nine months ended September 30, 2024 and 2023, the Company had $0 and $0, respectively, in revenue from related parties.

NOTE 3 - RELATED PARTY TRANSACTIONS

Accounts and Notes Payable related party

For the years ended December 31, 2023 and 2022, we had $36,000 and $36,000, respectively, in consulting expense to “I Know a Dude, Inc.” owned by Laya Clark. Mr. Clark is a member of our Board of Directors. As of December 31, 2023 and 2022, we had an outstanding balance due of $113,922 and $101,922, which is included in accounts payable related party.

For the years ended December 31, 2023 and 2022, we incurred $0 and $26,689, respectively, for un-reimbursed business expenses. As of December 31, 2023 and 2022, we had outstanding balances due to Joey Firestone of $26,689, respectively, for un-reimbursed business expenses. As of December 31, 2023 and 2022, we also had an outstanding balance due to Joey Firestone of $40,000 and $55,000, respectively, for consulting services, and $448,203 and $245,312 for salary, respectively, which is included in accounts payable related party.

For the years ended December 31, 2023 and 2022, we had $0 in accounting expense respectively to “The Mosely Group.” owned by Reesa McKenzie. Ms. McKenzie is the sister of Jon McKenzie. As of December 31, 2023 and 2022, we had an outstanding balance due of $4,500, respectively, which is included in accounts payable related party.

One February 1, 2021 the Company renewed the employment agreement with Joey Firestone with milestone performance bonuses in shares of restricted 144 stock.

On January 1, 2021, the Company entered into a royalty free trademark licensing agreement between Elite Beverage International Corp. and its subsidiary BYLT Performance LLC in consideration for 5,000,000 (valued at par $0.0001 per share) shares to be issued in the amount of $500 which were issued April 29, 2021.

On May 6, 2022, the Company entered into a lease agreement with its CEO, Joey Firestone, for three cargo vans to be used for delivery and distribution of its products. Mr. Firestone is the guarantor of these vehicles, which he acquired for the sole purpose of the operations of Elite Beverage International. Total initial payments for all three vehicles were $19,000. Each vehicle has a purchase option upon the completion of the lease agreement. See Note 4 for additional details.

For the years ended December 31, 2023 and 2022, the Company had $2,359 and $0, respectively, in revenue from related parties. In 2023, Joey Firestone’s mother purchased $2016.00 of products and Jon McKenzie’s wife purchased $343.00 of the Company’s product.